Lease Liabilities	6 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
Lease Liabilities

19. LEASE LIABILITIES

Total
As at December 31, 2021	2,957
Additions	3
Interest Expense (Note 5)	83
Lease Payments	(233)
Modifications	42
Re-measurements	3
Terminations	(1)
Exchange Rate Movements and Other	12
As at June 30, 2022	2,866
Less: Current Portion	274
Long-Term Portion	2,592
The Company has lease liabilities for contracts related to office space, transportation and storage assets, which includes barges, vessels, pipelines, caverns, railcars and storage tanks, retail assets and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.
The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.
The Company has included extension options in the calculation of lease liabilities where the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.